INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories

	September 30, 2025	December 31, 2024
Raw materials, parts and supplies	$891,000	$416,000
Finished products	200,000	474,000
Total inventories	$1,091,000	$890,000

	December 31, 2024	December 31, 2023
Finished products	$416,000	$878,000
Raw materials, parts and supplies	474,000	461,000
Total inventories	$890,000	$1,339,000